Supplemental Guarantor Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information
Supplemental Guarantor Information

AK Steel’s 8.75% Senior Secured Notes due December 2018, 7.625% Senior Notes due May 2020, 8.375% Senior Notes due April 2022 (collectively, the “Senior Notes”) and 5.00% Exchangeable Senior Notes due November 2019 (the “Exchangeable Notes”) are governed by indentures entered into by AK Holding and its 100%-owned subsidiary, AK Steel. In April 2014, the Company designated two 100%-owned subsidiaries, AK Tube LLC and AK Steel Properties, Inc., as guarantor subsidiaries of the Senior Notes. Under the terms of the indentures, AK Holding and the guarantor subsidiaries each fully and unconditionally, jointly and severally, guarantee the payment of interest, principal and premium, if any, on each of the notes comprising the Senior Notes.

With respect to the Exchangeable Notes, under the terms of the indenture AK Holding fully and unconditionally, jointly and severally, guarantees the payment of interest, principal and premium, if any, on such notes. AK Holding remains the sole guarantor of the Exchangeable Notes.

The presentation of the supplemental guarantor information reflects all investments in subsidiaries under the equity method of accounting. Net income (loss) of the subsidiaries accounted for under the equity method is therefore reflected in their parents’ investment accounts. The principal elimination entries eliminate investments in subsidiaries and inter-company balances and transactions. The following supplemental condensed consolidating financial statements present information about AK Holding, AK Steel, the guarantor subsidiaries of the Senior Notes and the other non-guarantor subsidiaries after the addition of AK Tube and AK Steel Properties as guarantors in April 2014.

Condensed Consolidated Statements of Comprehensive Income (Loss)
Three Months Ended March 31, 2014

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$1,315.1	$67.8	$124.8	$(124.2)	$1,383.5
Cost of products sold (exclusive of items shown separately below)	—	1,303.9	49.6	99.3	(117.2)	1,335.6
Selling and administrative expenses (exclusive of items shown separately below)	1.6	58.9	2.8	7.5	(10.6)	60.2
Depreciation	—	42.5	1.0	5.2	—	48.7
Pension and OPEB expense (income)	—	(25.7)	—	—	—	(25.7)
Total operating costs	1.6	1,379.6	53.4	112.0	(127.8)	1,418.8
Operating profit (loss)	(1.6)	(64.5)	14.4	12.8	3.6	(35.3)
Interest expense	—	31.7	—	0.5	—	32.2
Other income (expense)	—	(3.8)	1.6	0.3	—	(1.9)
Income (loss) before income taxes	(1.6)	(100.0)	16.0	12.6	3.6	(69.4)
Income tax expense (benefit)	—	(4.6)	5.8	(0.8)	1.4	1.8
Equity in net income (loss) of subsidiaries	(84.5)	10.9	—	—	73.6	—
Net income (loss)	(86.1)	(84.5)	10.2	13.4	75.8	(71.2)
Less: Net income attributable to noncontrolling interests	—	—	—	14.9	—	14.9
Net income (loss) attributable to AK Steel Holding Corporation	(86.1)	(84.5)	10.2	(1.5)	75.8	(86.1)
Other comprehensive income (loss)	(24.2)	(24.2)	—	—	24.2	(24.2)
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$(110.3)	$(108.7)	$10.2	$(1.5)	$100.0	$(110.3)

Condensed Consolidated Statements of Comprehensive Income (Loss)
Three Months Ended March 31, 2013

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$1,283.7	$67.2	$149.6	$(130.7)	$1,369.8
Cost of products sold (exclusive of items shown separately below)	—	1,200.2	48.4	125.4	(121.7)	1,252.3
Selling and administrative expenses (exclusive of items shown separately below)	1.5	50.6	2.6	7.1	(10.2)	51.6
Depreciation	—	43.7	1.1	3.8	—	48.6
Pension and OPEB expense (income)	—	(15.9)	—	—	—	(15.9)
Total operating costs	1.5	1,278.6	52.1	136.3	(131.9)	1,336.6
Operating profit (loss)	(1.5)	5.1	15.1	13.3	1.2	33.2
Interest expense	—	30.7	—	0.3	—	31.0
Other income (expense)	—	(2.1)	1.7	2.2	—	1.8
Income (loss) before income taxes	(1.5)	(27.7)	16.8	15.2	1.2	4.0
Income tax expense (benefit)	—	(9.7)	6.9	(0.5)	0.5	(2.8)
Equity in net income (loss) of subsidiaries	(8.4)	9.6	—	—	(1.2)	—
Net income (loss)	(9.9)	(8.4)	9.9	15.7	(0.5)	6.8
Less: Net income attributable to noncontrolling interests	—	—	—	16.7	—	16.7
Net income (loss) attributable to AK Steel Holding Corporation	(9.9)	(8.4)	9.9	(1.0)	(0.5)	(9.9)
Other comprehensive income (loss)	(19.7)	(19.7)	—	(1.1)	20.8	(19.7)
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$(29.6)	$(28.1)	$9.9	$(2.1)	$20.3	$(29.6)

Condensed Consolidated Balance Sheets
March 31, 2014

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$15.6	$0.2	$15.3	$—	$31.1
Accounts receivable, net	—	452.8	31.5	37.0	(22.4)	498.9
Inventory, net	—	625.7	17.9	51.6	(7.5)	687.7
Deferred tax assets, current	—	70.2	—	0.2	—	70.4
Other current assets	0.3	34.1	0.4	3.4	—	38.2
Total current assets	0.3	1,198.4	50.0	107.5	(29.9)	1,326.3
Property, plant and equipment	—	5,262.3	94.9	527.2	—	5,884.4
Accumulated depreciation	—	(3,924.2)	(68.9)	(46.9)	—	(4,040.0)
Property, plant and equipment, net	—	1,338.1	26.0	480.3	—	1,844.4
Other non-current assets:
Investment in Magnetation LLC	—	—	—	186.5	—	186.5
Investment in affiliates	(2,913.8)	1,421.5	—	—	1,492.3	—
Inter-company accounts	2,585.3	(3,529.6)	1,298.4	(378.6)	24.5	—
Other non-current assets	—	133.4	33.0	91.8	—	258.2
TOTAL ASSETS	$(328.2)	$561.8	$1,407.4	$487.5	$1,486.9	$3,615.4
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$565.4	$9.3	$43.4	$(0.7)	$617.4
Accrued liabilities	—	166.1	2.9	6.7	—	175.7
Current portion of long-term debt	—	0.6	—	—	—	0.6
Current portion of pension and other postretirement benefit obligations	—	72.9	—	0.5	—	73.4
Total current liabilities	—	805.0	12.2	50.6	(0.7)	867.1
Non-current liabilities:
Long-term debt	—	1,657.2	—	—	—	1,657.2
Pension and other postretirement benefit obligations	—	903.3	—	4.7	—	908.0
Other non-current liabilities	—	110.1	—	0.4	—	110.5
TOTAL LIABILITIES	—	3,475.6	12.2	55.7	(0.7)	3,542.8
Total stockholders’ equity (deficit)	(328.2)	(2,913.8)	1,395.2	31.0	1,487.6	(328.2)
Noncontrolling interests	—	—	—	400.8	—	400.8
TOTAL EQUITY	(328.2)	(2,913.8)	1,395.2	431.8	1,487.6	72.6
TOTAL LIABILITIES AND EQUITY	$(328.2)	$561.8	$1,407.4	$487.5	$1,486.9	$3,615.4

Condensed Consolidated Balance Sheets
December 31, 2013

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$16.8	$—	$28.5	$—	$45.3
Accounts receivable, net	—	492.4	25.2	35.9	(28.3)	525.2
Inventory, net	—	520.0	19.2	58.5	(11.1)	586.6
Deferred tax assets, current	—	69.4	—	0.2	—	69.6
Other current assets	0.3	43.9	0.2	2.1	—	46.5
Total current assets	0.3	1,142.5	44.6	125.2	(39.4)	1,273.2
Property, plant and equipment	—	5,258.4	94.9	518.6	—	5,871.9
Accumulated depreciation	—	(3,881.7)	(67.9)	(42.2)	—	(3,991.8)
Property, plant and equipment, net	—	1,376.7	27.0	476.4	—	1,880.1
Other non-current assets:
Investment in Magnetation LLC	—	—	—	187.8	—	187.8
Investment in affiliates	(2,772.4)	1,393.8	—	—	1,378.6	—
Inter-company accounts	2,551.1	(3,479.7)	1,269.6	(372.9)	31.9	—
Other non-current assets	—	141.0	33.0	90.6	—	264.6
TOTAL ASSETS	$(221.0)	$574.3	$1,374.2	$507.1	$1,371.1	$3,605.7
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$550.5	$6.3	$45.6	$(0.6)	$601.8
Accrued liabilities	—	133.6	2.9	6.4	—	142.9
Current portion of long-term debt	—	0.8	—	—	—	0.8
Current portion of pension and other postretirement benefit obligations	—	85.4	—	0.5	—	85.9
Total current liabilities	—	770.3	9.2	52.5	(0.6)	831.4
Non-current liabilities:
Long-term debt	—	1,506.2	—	—	—	1,506.2
Pension and other postretirement benefit obligations	—	960.6	—	4.8	—	965.4
Other non-current liabilities	—	109.6	—	0.4	—	110.0
TOTAL LIABILITIES	—	3,346.7	9.2	57.7	(0.6)	3,413.0
Total stockholders’ equity (deficit)	(221.0)	(2,772.4)	1,365.0	35.7	1,371.7	(221.0)
Noncontrolling interests	—	—	—	413.7	—	413.7
TOTAL EQUITY	(221.0)	(2,772.4)	1,365.0	449.4	1,371.7	192.7
TOTAL LIABILITIES AND EQUITY	$(221.0)	$574.3	$1,374.2	$507.1	$1,371.1	$3,605.7

Condensed Consolidated Statements of Cash Flows
Three Months Ended March 31, 2014

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(1.3)	$(142.4)	$9.7	$16.4	$(7.4)	$(125.0)
Cash flows from investing activities:
Capital investments	—	(7.5)	(0.7)	(5.6)	—	(13.8)
Other investing items, net	—	7.0	—	(0.2)	—	6.8
Net cash flows from investing activities	—	(0.5)	(0.7)	(5.8)	—	(7.0)
Cash flows from financing activities:
Net borrowings under credit facility	—	150.0	—	—	—	150.0
Redemption of long-term debt	—	(0.2)	—	—	—	(0.2)
Debt issuance costs	—	(3.3)	—	—	—	(3.3)
Purchase of treasury stock	(0.9)	—	—	—	—	(0.9)
Inter-company activity	2.2	(4.8)	(8.8)	4.0	7.4	—
SunCoke Middletown distributions to noncontrolling interest owners	—	—	—	(27.8)	—	(27.8)
Other financing items, net	—	—	—	—	—	—
Net cash flows from financing activities	1.3	141.7	(8.8)	(23.8)	7.4	117.8
Net increase (decrease) in cash and cash equivalents	—	(1.2)	0.2	(13.2)	—	(14.2)
Cash and equivalents, beginning of period	—	16.8	—	28.5	—	45.3
Cash and equivalents, end of period	$—	$15.6	$0.2	$15.3	$—	$31.1

Condensed Consolidated Statements of Cash Flows
Three Months Ended March 31, 2013

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(1.3)	$(29.7)	$10.0	$26.3	$(12.3)	$(7.0)
Cash flows from investing activities:
Capital investments	—	(13.6)	(0.1)	(2.8)	—	(16.5)
Other investing items, net	—	1.6	—	(0.8)	—	0.8
Net cash flows from investing activities	—	(12.0)	(0.1)	(3.6)	—	(15.7)
Cash flows from financing activities:
Redemption of long-term debt	—	(0.2)	—	—	—	(0.2)
Debt issuance costs	—	(1.5)	—	—	—	(1.5)
Purchase of treasury stock	(0.6)	—	—	—	—	(0.6)
Inter-company activity	1.9	(6.0)	(9.8)	1.6	12.3	—
SunCoke Middletown distributions to noncontrolling interest owners	—	—	—	(9.1)	—	(9.1)
Other financing items, net	—	(1.8)	—	0.7	—	(1.1)
Net cash flows from financing activities	1.3	(9.5)	(9.8)	(6.8)	12.3	(12.5)
Net increase (decrease) in cash and cash equivalents	—	(51.2)	0.1	15.9	—	(35.2)
Cash and equivalents, beginning of period	—	203.6	—	23.4	—	227.0
Cash and equivalents, end of period	$—	$152.4	$0.1	$39.3	$—	$191.8

Supplemental Guarantor Information

AK Steel’s Secured Notes, 2020 Notes and 2022 Notes (collectively, the “Senior Notes”) and Exchangeable Notes are governed by indentures entered into by AK Holding and its 100%-owned subsidiary, AK Steel. In April 2014, the Company designated two 100%-owned subsidiaries, AK Tube LLC and AK Steel Properties, Inc., as guarantor subsidiaries of the Senior Notes. Under the terms of the indentures, AK Holding and the guarantor subsidiaries each fully and unconditionally, jointly and severally, guarantee the payment of interest, principal and premium, if any, on each of the notes comprising the Senior Notes.

With respect to the Exchangeable Notes, under the terms of the indenture AK Holding fully and unconditionally, jointly and severally, guarantees the payment of interest, principal and premium, if any, on such notes. AK Holding remains the sole guarantor of the Exchangeable Notes.

The presentation of the supplemental guarantor information reflects all investments in subsidiaries under the equity method of accounting. Net income (loss) of the subsidiaries accounted for under the equity method is therefore reflected in their parents’ investment accounts. The principal elimination entries eliminate investments in subsidiaries and inter-company balances and transactions. The following supplemental condensed consolidating financial statements present information about AK Holding, AK Steel, the guarantor subsidiaries of the Senior Notes and the other non-guarantor subsidiaries after the addition of AK Tube and AK Steel Properties as guarantors in April 2014.

Condensed Statements of Comprehensive Income (Loss)
Year Ended December 31, 2013

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$5,339.3	$261.5	$568.8	$(599.2)	$5,570.4
Cost of products sold (exclusive of items shown separately below)	—	5,012.1	189.0	463.3	(556.6)	5,107.8
Selling and administrative expenses (exclusive of items shown separately below)	4.4	205.0	10.5	26.2	(40.8)	205.3
Depreciation	—	169.4	4.3	16.4	—	190.1
Pension and OPEB expense (income)	—	(68.6)	—	—	—	(68.6)
Total operating costs	4.4	5,317.9	203.8	505.9	(597.4)	5,434.6
Operating profit (loss)	(4.4)	21.4	57.7	62.9	(1.8)	135.8
Interest expense	—	125.9	—	1.5	—	127.4
Other income (expense)	—	(5.9)	6.1	(1.6)	—	(1.4)
Income (loss) before income taxes	(4.4)	(110.4)	63.8	59.8	(1.8)	7.0
Income tax expense (benefit)	—	(27.8)	20.1	(2.0)	(0.7)	(10.4)
Equity in net income (loss) of subsidiaries	(42.4)	40.2	—	—	2.2	—
Net income (loss)	(46.8)	(42.4)	43.7	61.8	1.1	17.4
Less: Net income (loss) attributable to noncontrolling interests	—	—	—	64.2	—	64.2
Net income (loss) attributable to AK Steel Holding Corporation	(46.8)	(42.4)	43.7	(2.4)	1.1	(46.8)
Other comprehensive income (loss)	322.3	322.3	—	1.2	(323.5)	322.3
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$275.5	$279.9	$43.7	$(1.2)	$(322.4)	$275.5

Condensed Statements of Comprehensive Income (Loss)
Year Ended December 31, 2012

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$5,676.6	$287.4	$618.9	$(649.2)	$5,933.7
Cost of products sold (exclusive of items shown separately below)	—	5,416.8	204.5	533.5	(615.7)	5,539.1
Selling and administrative expenses (exclusive of items shown separately below)	4.4	212.9	9.9	25.4	(43.9)	208.7
Depreciation	—	172.8	4.7	14.5	—	192.0
Pension and OPEB expense (income) (exclusive of corridor charge shown below)	—	(35.3)	—	—	—	(35.3)
Pension corridor charge	—	157.3	—	—	—	157.3
Total operating costs	4.4	5,924.5	219.1	573.4	(659.6)	6,061.8
Operating profit (loss)	(4.4)	(247.9)	68.3	45.5	10.4	(128.1)
Interest expense	—	85.9	—	0.8	—	86.7
Other income (expense)	—	(9.6)	7.0	8.8	—	6.2
Income (loss) before income taxes	(4.4)	(343.4)	75.3	53.5	10.4	(208.6)
Income tax expense (benefit)	—	735.9	30.1	19.8	4.2	790.0
Equity in net income (loss) of subsidiaries	(1,022.9)	56.4	—	—	966.5	—
Net income (loss)	(1,027.3)	(1,022.9)	45.2	33.7	972.7	(998.6)
Less: Net income (loss) attributable to noncontrolling interests	—	—	—	28.7	—	28.7
Net income (loss) attributable to AK Steel Holding Corporation	(1,027.3)	(1,022.9)	45.2	5.0	972.7	(1,027.3)
Other comprehensive income (loss)	(1.6)	(1.6)	—	0.7	0.9	(1.6)
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$(1,028.9)	$(1,024.5)	$45.2	$5.7	$973.6	$(1,028.9)

Condensed Statements of Comprehensive Income (Loss)
Year Ended December 31, 2011

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$6,205.9	$295.4	$461.3	$(494.6)	$6,468.0
Cost of products sold (exclusive of items shown separately below)	—	5,854.1	208.0	427.1	(452.4)	6,036.8
Selling and administrative expenses (exclusive of items shown separately below)	4.4	222.3	11.0	25.4	(47.7)	215.4
Depreciation	—	177.4	5.6	2.0	—	185.0
Pension and OPEB expense (income) (exclusive of corridor charge shown below)	—	(36.0)	—	—	—	(36.0)
Pension corridor charge	—	268.1	—	—	—	268.1
Total operating costs	4.4	6,485.9	224.6	454.5	(500.1)	6,669.3
Operating profit (loss)	(4.4)	(280.0)	70.8	6.8	5.5	(201.3)
Interest expense	—	47.3	—	0.2	—	47.5
Other income (expense)	—	(8.4)	6.8	(3.7)	—	(5.3)
Income (loss) before income taxes	(4.4)	(335.7)	77.6	2.9	5.5	(254.1)
Income tax expense (benefit)	(1.8)	(125.6)	30.0	1.2	2.2	(94.0)
Equity in net income (loss) of subsidiaries	(153.0)	57.1	—	—	95.9	—
Net income (loss)	(155.6)	(153.0)	47.6	1.7	99.2	(160.1)
Less: Net income (loss) attributable to noncontrolling interests	—	—	—	(4.5)	—	(4.5)
Net income (loss) attributable to AK Steel Holding Corporation	(155.6)	(153.0)	47.6	6.2	99.2	(155.6)
Other comprehensive income (loss)	(89.9)	(89.9)	—	(0.7)	90.6	(89.9)
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$(245.5)	$(242.9)	$47.6	$5.5	$189.8	$(245.5)

Condensed Balance Sheets
December 31, 2013

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$16.8	$—	$28.5	$—	$45.3
Accounts receivable, net	—	492.4	25.2	35.9	(28.3)	525.2
Inventory, net	—	520.0	19.2	58.5	(11.1)	586.6
Deferred tax assets, current	—	69.4	—	0.2	—	69.6
Other current assets	0.3	43.9	0.2	2.1	—	46.5
Total current assets	0.3	1,142.5	44.6	125.2	(39.4)	1,273.2
Property, plant and equipment	—	5,258.4	94.9	518.6	—	5,871.9
Accumulated depreciation	—	(3,881.7)	(67.9)	(42.2)	—	(3,991.8)
Property, plant and equipment, net	—	1,376.7	27.0	476.4	—	1,880.1
Other non-current assets:
Investment in Magnetation LLC	—	—	—	187.8	—	187.8
Investment in affiliates	(2,772.4)	1,393.8	—	—	1,378.6	—
Inter-company accounts	2,551.1	(3,479.7)	1,269.6	(372.9)	31.9	—
Other non-current assets	—	141.0	33.0	90.6	—	264.6
TOTAL ASSETS	$(221.0)	$574.3	$1,374.2	$507.1	$1,371.1	$3,605.7
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$550.5	$6.3	$45.6	$(0.6)	$601.8
Accrued liabilities	—	133.6	2.9	6.4	—	142.9
Current portion of long-term debt	—	0.8	—	—	—	0.8
Current portion of pension and other postretirement benefit obligations	—	85.4	—	0.5	—	85.9
Total current liabilities	—	770.3	9.2	52.5	(0.6)	831.4
Non-current liabilities:
Long-term debt	—	1,506.2	—	—	—	1,506.2
Pension and other postretirement benefit obligations	—	960.6	—	4.8	—	965.4
Other non-current liabilities	—	109.6	—	0.4	—	110.0
TOTAL LIABILITIES	—	3,346.7	9.2	57.7	(0.6)	3,413.0
Total stockholders’ equity (deficit)	(221.0)	(2,772.4)	1,365.0	35.7	1,371.7	(221.0)
Noncontrolling interests	—	—	—	413.7	—	413.7
TOTAL EQUITY (DEFICIT)	(221.0)	(2,772.4)	1,365.0	449.4	1,371.7	192.7
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$(221.0)	$574.3	$1,374.2	$507.1	$1,371.1	$3,605.7

Condensed Balance Sheets
December 31, 2012

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$203.6	$—	$23.4	$—	$227.0
Accounts receivable, net	—	484.4	22.6	31.7	(64.8)	473.9
Inventory, net	—	504.2	24.1	90.3	(9.4)	609.2
Deferred tax assets, current	—	73.0	—	0.2	—	73.2
Other current assets	0.2	57.6	0.3	1.3	—	59.4
Total current assets	0.2	1,322.8	47.0	146.9	(74.2)	1,442.7
Property, plant and equipment	—	5,355.1	93.1	495.7	—	5,943.9
Accumulated depreciation	—	(3,841.9)	(63.6)	(26.1)	—	(3,931.6)
Property, plant and equipment, net	—	1,513.2	29.5	469.6	—	2,012.3
Other non-current assets:
Investment in Magnetation LLC	—	—	—	150.0	—	150.0
Investment in affiliates	(2,660.7)	1,337.4	—	—	1,323.3	—
Inter-company accounts	2,155.2	(3,066.5)	1,190.3	(346.5)	67.5	—
Other non-current assets	—	167.7	33.0	97.4	—	298.1
TOTAL ASSETS	$(505.3)	$1,274.6	$1,299.8	$517.4	$1,316.6	$3,903.1
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$494.8	$5.8	$38.6	$(0.9)	$538.3
Accrued liabilities	—	155.0	3.0	6.8	—	164.8
Current portion of long-term debt	—	0.7	—	—	—	0.7
Current portion of pension and other postretirement benefit obligations	—	108.1	—	0.5	—	108.6
Total current liabilities	—	758.6	8.8	45.9	(0.9)	812.4
Non-current liabilities:
Long-term debt	—	1,411.2	—	—	—	1,411.2
Pension and other postretirement benefit obligations	—	1,657.2	—	4.5	—	1,661.7
Other non-current liabilities	—	108.3	—	0.5	—	108.8
TOTAL LIABILITIES	—	3,935.3	8.8	50.9	(0.9)	3,994.1
Total stockholders’ equity (deficit)	(505.3)	(2,660.7)	1,291.0	52.2	1,317.5	(505.3)
Noncontrolling interests	—	—	—	414.3	—	414.3
TOTAL EQUITY (DEFICIT)	(505.3)	(2,660.7)	1,291.0	466.5	1,317.5	(91.0)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$(505.3)	$1,274.6	$1,299.8	$517.4	$1,316.6	$3,903.1

Condensed Statements of Cash Flows
Year Ended December 31, 2013

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(3.5)	$(251.1)	$50.4	$129.6	$(35.6)	$(110.2)
Cash flows from investing activities:
Capital investments	—	(39.2)	(1.7)	(22.7)	—	(63.6)
Investments in acquired businesses	—	—	—	(50.0)	—	(50.0)
Other investing items, net	—	8.5	0.3	6.3	—	15.1
Net cash flows from investing activities	—	(30.7)	(1.4)	(66.4)	—	(98.5)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	—	90.0	—	—	—	90.0
Proceeds from issuance of long-term debt	—	31.9	—	—	—	31.9
Redemption of long-term debt	—	(27.4)	—	—	—	(27.4)
Debt issuance costs	—	(3.4)	—	—	—	(3.4)
Inter-company activity	4.1	3.9	(49.0)	5.4	35.6	—
SunCoke Middletown advances from (distributions to) noncontrolling interest owners	—	—	—	(64.8)	—	(64.8)
Other financing items, net	(0.6)	—	—	1.3	—	0.7
Net cash flows from financing activities	3.5	95.0	(49.0)	(58.1)	35.6	27.0
Net increase (decrease) in cash and cash equivalents	—	(186.8)	—	5.1	—	(181.7)
Cash and equivalents, beginning of year	—	203.6	—	23.4	—	227.0
Cash and equivalents, end of year	$—	$16.8	$—	$28.5	$—	$45.3

Condensed Statements of Cash Flows
Year Ended December 31, 2012

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(3.5)	$(360.0)	$57.3	$55.8	$(20.4)	$(270.8)
Cash flows from investing activities:
Capital investments	—	(38.3)	(1.7)	(24.1)	—	(64.1)
Investments in acquired businesses	—	—	—	(60.6)	—	(60.6)
Other investing items, net	—	6.7	0.2	(0.8)	—	6.1
Net cash flows from investing activities	—	(31.6)	(1.5)	(85.5)	—	(118.6)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	—	(250.0)	—	—	—	(250.0)
Proceeds from issuance of long-term debt	—	873.3	—	—	—	873.3
Redemption of long-term debt	—	(74.0)	—	—	—	(74.0)
Proceeds from issuance of common stock	96.4	—	—	—	—	96.4
Debt issuance costs	—	(22.3)	—	—	—	(22.3)
Common stock dividends paid	(11.0)	—	—	—	—	(11.0)
Inter-company activity	(80.2)	48.8	(55.8)	66.8	20.4	—
SunCoke Middletown advances from (distributions to) noncontrolling interest owners	—	—	—	(36.6)	—	(36.6)
Other financing items, net	(1.7)	(0.5)	—	0.8	—	(1.4)
Net cash flows from financing activities	3.5	575.3	(55.8)	31.0	20.4	574.4
Net increase (decrease) in cash and cash equivalents	—	183.7	—	1.3	—	185.0
Cash and equivalents, beginning of year	—	19.9	—	22.1	—	42.0
Cash and equivalents, end of year	$—	$203.6	$—	$23.4	$—	$227.0

Condensed Statements of Cash Flows
Year Ended December 31, 2011

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(1.7)	$(216.9)	$42.5	$(2.8)	$(1.6)	$(180.5)
Cash flows from investing activities:
Capital investments	—	(98.9)	(1.1)	(196.1)	—	(296.1)
Investments in acquired businesses	—	—	—	(125.4)	—	(125.4)
Other investing items, net	—	1.4	(0.1)	—	—	1.3
Net cash flows from investing activities	—	(97.5)	(1.2)	(321.5)	—	(420.2)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	—	250.0	—	—	—	250.0
Redemption of long-term debt	—	(0.7)	—	—	—	(0.7)
Debt issuance costs	—	(10.1)	—	—	—	(10.1)
Common stock dividends paid	(22.0)	—	—	—	—	(22.0)
Inter-company activity	25.0	(106.4)	(41.4)	121.2	1.6	—
SunCoke Middletown advances from (distributions to) noncontrolling interest owners	—	—	—	210.7	—	210.7
Other financing items, net	(1.3)	0.1	—	(0.8)	—	(2.0)
Net cash flows from financing activities	1.7	132.9	(41.4)	331.1	1.6	425.9
Net increase (decrease) in cash and cash equivalents	—	(181.5)	(0.1)	6.8	—	(174.8)
Cash and equivalents, beginning of year	—	201.4	0.1	15.3	—	216.8
Cash and equivalents, end of year	$—	$19.9	$—	$22.1	$—	$42.0